UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002
Check here if Amendment [  ]; Amendment Number:  ____
This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:		Wilson/Bennett Capital Management, Inc.
Address: 	201 North Union Street, Suite 230
		Alexandria, VA 22314

13F File Number: 28-5872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John W. Fisher
Title:	President
Phone:	(703) 837-0150

Signature, Place, and Date of Signing:

May 14, 2002	       John W. Fisher			Alexandria, Virginia
[Date]			[Signature]				[City, State]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



	FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	 0

Form 13F Information Table Entry Total:	 24

Form 13F Information Table Value Total:	$278,642,231.00


List of Other Included Managers: None

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.








Security           Type    Quantity 	Cusip    Value        Quantity
3M COMPANY         com       270983     88579Y101 31,165,755.00  270983
CATERPILLAR        com       506648     149123101 28,802,965.00  506648
PHILIP MORRIS      com       498136     718154107 26,236,816.00  498136
PROCTER & GAMBLE   com       276517     742718109 24,911,417.00  276517
EXXON MOBIL        com       553416     30231G102 24,256,236.00  553416
DUPONT             com       506094     263534109 23,862,355.00  506094
GENERAL MOTORS     com       311138     370442105 18,808,312.00  311138
CITIGROUP          com       338550     172967101 16,764,999.00  338550
JP MORGAN          com       397803     46625H100 14,181,660.00  397803
GENERAL ELECTRIC   com       358377     369604103 13,421,219.00  358377
SBC COMMUNICATIONS,com       333322     78387G103 12,479,576.00  333322
CHEVRONTEXACO      com       136837     166764100 12,352,255.00  136837
IBM                com       110632     459200101 11,505,728.00  110632
MERCK              com       143415     589331107  8,257,836.00  143415
AMERICAN EXPRESS   com       178252     025816109  7,301,202.00  178252
DELPHI CORPORATON  com        66959     247126105  1,070,674.00   66959
ALLSTATE           com        24271     020002101    916,716.00   24271
AMERICAN INTERNATIOcom         7191     026874107    518,759.00    7191
VERIZON                        9566     92343V104    440,993.00    9566
COCA COLA          com         7980     191216100    417,035.00    7980
INTEL CORP         com        11056     458140100    336,213.00   11056
SPYDER             com         2651     78462F103    303,593.00    2651
JOHNSON & JOHNSON  com         3722     478160104    241,744.00    3722
WORLDCOM, INC.     com        13082     98157D106     88,173.00   13082
                24                                278,642,231.00
